Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-33963
Entity Registrant Name	Iridium Communications Inc.
Entity Central Index Key	0001418819
Entity Tax Identification Number	26-1344998
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1676 International Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-7400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IRDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false